STOCK-BASED COMPENSATION (Details 1) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2014 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs outstanding and unvested at January 1, 2014	0
RSUs granted	513,500
RSUs vested	0
RSUs forfeited	(31,250)
RSUs outstanding and unvested at December 31, 2014	482,250